Average Annual Total Returns - Payden Limited Maturity Fund - Investor Class	Feb. 28, 2021
Average Annual Return:
1 Year	1.84%
5 Years	1.99%
10 Years	1.35%
After Taxes on Distributions
Average Annual Return:
1 Year	1.26%
5 Years	1.30%
10 Years	0.86%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.09%
5 Years	1.24%
10 Years	0.84%